As filed with the Securities and Exchange Commission on September 30, 2016
SECURITIES ACT FILE NO. 333-134551
INVESTMENT COMPANY ACT FILE NO. 811-21906

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 483	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 486	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606

(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON OCTOBER 28, 2016 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

This Post-Effective Amendment No. 483 to the Trust’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the purpose of delaying, until October 28, 2016, the effectiveness of the Trust’s Post-Effective Amendment No. 391 to its Registration Statement, which was filed with the Commission via EDGAR Accession No. 0001628280-15-007588 on October 6, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act, and for the purpose of correcting the Trust’s Post-Effective Amendment No. 481 to its Registration Statement, which was filed with the Commission via EDGAR Accession No. 0001364089-16-000272 on September 30, 2016. Part’s A, B and C of the Registrant’s Post-Effective Amendment No. 391 under the Securities Act of 1933 and Amendment No. 394 under the Investment Company Act of 1940, filed on October 6, 2015, are incorporated by reference herein. This filing solely relates to a series of the Trust, Guggenheim BulletShares 2025 High Yield Corporate Bond ETF (Series S000046691), and is intended to delay the effectiveness of the Trust’s Post-Effective Amendment No. 391 to its Registration Statement, filed on October 6, 2015, solely as it relates to Series S000046691. This filing, as well as the Trust’s Post-Effective Amendment No. 481 to its Registration Statement, filed on September 30, 2016, is not intended to supersede or supplant the Trust’s Post-Effective Amendment No. 474 to its Registration Statement, which was filed with the Commission via EDGAR Accession No. 0001628280-16-019554 on September 14, 2016, as it relates to the effectiveness of the following other series of the Trust, Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (Series S000046690), which was declared effective on September 14, 2016, pursuant to paragraph (B) of Rule 485.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 30th day of September, 2016.

CLAYMORE EXCHANGE-TRADED FUND TRUST

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	September 30, 2016
Randall C. Barnes
*	Trustee	September 30, 2016
Roman Friedrich III
*	Trustee	September 30, 2016
Robert B. Karn III
*	Trustee	September 30, 2016
Ronald A. Nyberg
*	Trustee	September 30, 2016
Ronald E. Toupin, Jr.
*	Trustee	September 30, 2016
Donald A. Chubb, Jr.
*	Trustee	September 30, 2016
Jerry B. Farley
*	Trustee	September 30, 2016
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	September 30, 2016
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	September 30, 2016
John L. Sullivan

/s/ Mark E. Mathiasen		September 30, 2016
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney